CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Non-controlling Interest	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Stock	Class A Common Shares Issued	Class B Common Shares Issued
Beginning balance (in shares) at Dec. 31, 2014								45,231,282	315,000,000
Beginning balance at Dec. 31, 2014	$ (162,594)	$ 197,294	$ 3,602	$ 4,167,491	$ (4,188,623)	$ (341,166)	$ (1,192)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(58,715)	24,629			(83,344)
Exercise of stock options and other (in shares)								1,429,832
Exercise of stock options and other	2,886		15	3,783			(912)
Share-based payments	8,502			8,502
Dividends and other payments to noncontrolling interests	(30,870)	(30,870)
Dividend declared and paid	(217,796)			(217,796)
Other	1,637	1,701		(64)
Other comprehensive income (loss)	(121,687)	(10,885)				(110,802)
Ending balance (in shares) at Dec. 31, 2015								46,661,114	315,000,000
Ending balance at Dec. 31, 2015	(578,637)	181,869	3,617	3,961,916	(4,271,967)	(451,968)	(2,104)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	157,877	22,807			135,070
Exercise of stock options and other (in shares)								1,286,009
Exercise of stock options and other	(1,366)		12	624			(2,002)
Share-based payments	10,291			10,291
Disposal of noncontrolling interest	(36,846)	(36,846)
Dividends and other payments to noncontrolling interests	(16,917)	(16,917)
Dividend declared and paid	(540,034)			(540,034)
Other	623	1,299		(676)
Other comprehensive income (loss)	57,697	(8,038)				65,735
Ending balance (in shares) at Dec. 31, 2016								47,947,123	315,000,000
Ending balance at Dec. 31, 2016	(947,312)	144,174	3,629	3,432,121	(4,136,897)	(386,233)	(4,106)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	$ (626,210)	18,138			(644,348)
Exercise of stock options and other (in shares)	71,000							2,008,177
Exercise of stock options and other	$ (1,468)		21	198			(1,687)
Share-based payments	9,590	931		8,659
Disposal of noncontrolling interest	(2,439)	(2,439)
Dividends and other payments to noncontrolling interests	(12,010)	(12,010)
Dividend declared and paid	(332,498)			(332,498)
Other	(1,035)	703		(332)
Other comprehensive income (loss)	55,088	8,949				46,139
Ending balance (in shares) at Dec. 31, 2017								49,955,300	315,000,000
Ending balance at Dec. 31, 2017	$ (1,858,294)	$ 157,040	$ 3,650	$ 3,108,148	$ (4,781,245)	$ (340,094)	$ (5,793)